FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter ended:     December 31, 2010"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:          Alaska Permanent Capital Management
"Address:        900 West 5th Avenue, Suite 601"
                Anchorage
                Alaska 99501

13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, tables, are considered integral parts of this form."

Person signing this report on Behalf of Reporting Manager:

Name:      Evan Rose
Title:     President and CEO
Phone:     907-272-7575

"Signature, Place, and Date of Signing:"

"Evan Rose   Anchorage, Alaska February 15, 2011"

Report Type (Check only one) :

[X] 13F HOLDING REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 0F 1934.

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:     16

"Form 13F Information Table Value Total:     $ 247,182 (thousands)



List of Other Included Managers:              NONE





 FORM 13F INFORMATION TABLE
NAME	TITLE
OF	OF		 VALUE 		INVESTMENT 		VOTING AUTHORITY
ISSUER	CLASS	CUSIP	 (X$1000) 	SHARES	DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
iSHARES S&P 100 INDEX FUND	COM	464287101	10505 	185368 	SOLE	N/A	185368
ISHARES S&P 500 INDEX FUND	COM	464287200	2298 	18200 	SOLE	N/A	18200
ISHARES MSCI EAFE INDEX FUND	COM	464287465	10810 	185679 	SOLE	N/A	185679
ISHARES S&P MIDCAP 400		COM	464287507	26767 	295151 	SOLE	N/A	295151
ISHARES RUSSELL 3000 INDEX	COM	464287689	5126 	68435 	SOLE	N/A	68435
ISHARES S&P SMALLCAP 600 INDEX	COM	464287804	9949 	145302 	SOLE	N/A	145302
SCUDDER EQUITY 500 INDEX FUND	COM	559245006	14955 	104893 	SOLE	N/A	104893
SCHWAB US BROAD MARKET ETF	COM	808524102	438 	14423 	SOLE	N/A	14423
VANGUARD EUROPE PACIFIC ETF	COM	921943858	35846 	991583 	SOLE	N/A	991583
VANGUARD INST'L INDEX FUND	COM	922040100	43906 	381756 	SOLE	N/A	381756
Vanguard FTSE ALL-WORLD EX-U	COM	922042775	615 	12884 	SOLE	N/A	12884
VANGUARD EMERGING MARKET ETF	COM	922042858	19320 	401280 	SOLE	N/A	401280
VANGUARD REIT ETF		COM	922908553	24437 	441337 	SOLE	N/A	441337
VANGUARD TOTAL STOCK MKT ETF	COM	922908769	942 	14511 	SOLE	N/A	14511
IPATH DOW JONES COMMODITY INDEX	COM	06738C778	5115 	104133 	SOLE	N/A	104133
SPDR S&P 500 ETF TRUST		COM	78462F103	36154 	287509 	SOLE	N/A	287509